INVESTMENTS AND FAIR VALUE (Summary of Common Stock Offerings and Option Grants) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended											12 Months Ended												1 Months Ended																		1 Months Ended																					1 Months Ended		1 Months Ended
	Aug. 31, 2014 Newcastle [Member] USD ($)	Jan. 31, 2014 Newcastle [Member] USD ($)	Nov. 30, 2013 Newcastle [Member] USD ($)	Jun. 30, 2013 Newcastle [Member] USD ($)	Feb. 28, 2013 Newcastle [Member] USD ($)	Jan. 31, 2013 Newcastle [Member] USD ($)	Jul. 31, 2012 Newcastle [Member] USD ($)	May 31, 2012 Newcastle [Member] USD ($)	Apr. 30, 2012 Newcastle [Member] USD ($)	Sep. 30, 2011 Newcastle [Member] USD ($)	Mar. 31, 2011 Newcastle [Member] USD ($)	Dec. 31, 2012 Newcastle [Member] USD ($)	Dec. 31, 2014 Newcastle [Member]	Dec. 31, 2014 Newcastle [Member] March 2011 [Member]	Dec. 31, 2014 Newcastle [Member] September 2011 [Member]	Dec. 31, 2014 Newcastle [Member] April 2012 [Member]	Dec. 31, 2014 Newcastle [Member] May 2012 [Member]	Dec. 31, 2014 Newcastle [Member] July 2012 [Member]	Dec. 31, 2014 Newcastle [Member] January 2013 [Member]	Dec. 31, 2014 Newcastle [Member] February 2013 [Member]	Dec. 31, 2014 Newcastle [Member] June 2013 [Member]	Dec. 31, 2014 Newcastle [Member] November 2013 [Member]	Dec. 31, 2014 Newcastle [Member] August 2014 [Member]	Apr. 30, 2014 New Residential [Member] USD ($)	Jan. 31, 2014 New Residential [Member] USD ($)	Feb. 28, 2013 New Residential [Member] USD ($)	Jan. 31, 2013 New Residential [Member] USD ($)	Jul. 31, 2012 New Residential [Member] USD ($)	May 31, 2012 New Residential [Member] USD ($)	Apr. 30, 2012 New Residential [Member] USD ($)	Sep. 30, 2011 New Residential [Member] USD ($)	Mar. 31, 2011 New Residential [Member] USD ($)	Dec. 31, 2014 New Residential [Member]	Dec. 31, 2014 New Residential [Member] March 2011 [Member]	Dec. 31, 2014 New Residential [Member] September 2011 [Member]	Dec. 31, 2014 New Residential [Member] April 2012 [Member]	Dec. 31, 2014 New Residential [Member] May 2012 [Member]	Dec. 31, 2014 New Residential [Member] July 2012 [Member]	Dec. 31, 2014 New Residential [Member] January 2013 [Member]	Dec. 31, 2014 New Residential [Member] February 2013 [Member]	Dec. 31, 2014 New Residential [Member] April 2014 [Member]	Aug. 31, 2014 New Senior [Member] USD ($)	Nov. 30, 2013 New Senior [Member] USD ($)	Jun. 30, 2013 New Senior [Member] USD ($)	Feb. 28, 2013 New Senior [Member] USD ($)	Jan. 31, 2013 New Senior [Member] USD ($)	Jul. 31, 2012 New Senior [Member] USD ($)	May 31, 2012 New Senior [Member] USD ($)	Apr. 30, 2012 New Senior [Member] USD ($)	Sep. 30, 2011 New Senior [Member] USD ($)	Mar. 31, 2011 New Senior [Member] USD ($)	Dec. 31, 2014 New Senior [Member]	Dec. 31, 2014 New Senior [Member] March 2011 [Member]	Dec. 31, 2014 New Senior [Member] September 2011 [Member]	Dec. 31, 2014 New Senior [Member] April 2012 [Member]	Dec. 31, 2014 New Senior [Member] May 2012 [Member]	Dec. 31, 2014 New Senior [Member] July 2012 [Member]	Dec. 31, 2014 New Senior [Member] January 2013 [Member]	Dec. 31, 2014 New Senior [Member] February 2013 [Member]	Dec. 31, 2014 New Senior [Member] June 2013 [Member]	Dec. 31, 2014 New Senior [Member] November 2013 [Member]	Dec. 31, 2014 New Senior [Member] August 2014 [Member]	Sep. 30, 2014 New Media [Member] USD ($)	Dec. 31, 2014 New Media [Member] September 2014 [Member]	May 31, 2013 Eurocastle [Member] EUR (€)	Dec. 31, 2014 Eurocastle [Member]	Dec. 31, 2014 Eurocastle [Member] May 2013 [Member]
Investments and Fair Value [Line Items]
Shares Issued	765,416		965,849	670,833	383,333	958,333	421,667	383,333	316,250	431,250	287,500													1,437,500		1,150,000	2,875,000	1,265,000	1,150,000	948,750	1,269,917	838,417										765,416	965,849	670,833	383,333	958,333	421,667	383,333	316,250	431,250	287,500												745,062		1,500,000
Public Offering Price/Option Strike Price (per share)	$ 5.45		$ 5.01	$ 4.67	$ 4.39	$ 3.76	$ 2.27	$ 2.29	$ 2.00	$ 1.07	$ 1.88													$ 12.20		$ 11.48	$ 10.24	$ 7.34	$ 7.34	$ 6.82	$ 4.98	$ 6.58										$ 20.89	$ 19.23	$ 17.89	$ 16.85	$ 14.42	$ 8.71	$ 8.75	$ 7.66	$ 4.09	$ 7.18												$ 16.25		€ 7.25
Fair Value of Options at Grant Date	$ 360	$ 1,500	$ 1,249	$ 795	$ 784	$ 1,685	$ 777	$ 715	$ 525	$ 525	$ 657	$ 8,100												$ 1,604	$ 2,600	$ 4,583	$ 9,845	$ 4,538	$ 4,160	$ 3,070	$ 3,055	$ 3,843										$ 1,383	$ 4,797	$ 3,054	$ 3,009	$ 6,468	$ 2,983	$ 2,743	$ 2,013	$ 2,014	$ 2,521												$ 2,963		€ 4,807
Options Held by Fortress													157,791	182,527	283,305	306,991	372,440	411,589	958,331	383,331	670,829	965,847	765,416										473,377	547,583	849,916	920,983	1,117,333	1,234,783	2,874,998	1,149,998	1,437,500											157,791	182,527	283,305	306,991	372,440	411,589	958,331	383,331	670,829	965,847	765,416		745,062		21,407	1,500,000
Tandem Options held by Employees		300,000										500,000		0	0	56,330	69,163	74,495	85,803	34,320	60,059	86,475	0		1,100,000									0	0	169,000	207,500	223,500	786,070	314,427	0												0	0	56,330	69,163	74,495	85,803	34,320	60,059	86,475	0		0			0
Available to Fortress														182,527	283,305	250,661	303,277	337,094	872,528	349,011	610,770	879,372	765,416											547,583	849,916	751,983	909,833	1,011,283	2,088,928	835,571	1,437,500												182,527	283,305	250,661	303,277	337,094	872,528	349,011	610,770	879,372	765,416		745,062			1,500,000